(16) BORROWINGS (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 6,676,421
Released in 2018	5,084,461
Released net of fundraising costs	5,051,752
Local Currency [Member] | Fixed Rate [Member] | Bank loans [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	170,152
Released in 2018	166,404
Released net of fundraising costs	R$ 164,601
Interest	Monthly
Utilization	Investment plan
Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | CDI [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 16,000
Released in 2018	16,000
Released net of fundraising costs	R$ 16,000
Interest	Bullet
Utilization	Working capital
Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | Other [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 39,054
Released in 2018	32,418
Released net of fundraising costs	R$ 30,903
Interest	Monthly
Utilization	Investment plan
Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | CDI [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 7,360
Released in 2018	7,360
Released net of fundraising costs	R$ 7,360
Interest	Semiannual
Utilization	Working capital
Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | TJLP and TLP [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 209,510
Released in 2018	125,515
Released net of fundraising costs	R$ 124,130
Interest	Monthly
Utilization	Investment plan
Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | TJLP and TLP [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 2,608,634
Released in 2018	1,190,000
Released net of fundraising costs	R$ 1,161,994
Interest	Monthly
Utilization	Investment plan
Local Currency [Member] | Floating Rate [Member] | FINAME [Member] | TJLP and TLP [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 79,331
Released in 2018	384
Released net of fundraising costs	R$ 384
Interest	Quarterly
Utilization	Purchase of machinery and equipment
Foreign currency [Member] | Bank loans [Member] | Dollar [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 2,666,880
Released in 2018	2,666,880
Released net of fundraising costs	R$ 2,666,880
Interest	Quarterly
Utilization	Working capital
Foreign currency [Member] | Bank loans [Member] | Euro [Member]
DisclosureOfDebtsBorrowingsAndInterestOnBorrowingsLineItems [Line Items]
Total approved	R$ 879,500
Released in 2018	879,500
Released net of fundraising costs	R$ 879,500
Interest	Quarterly
Utilization	Working capital